Note 5 - Loans Receivable - 10Q (Details) - Financing Receivable by Credit Quality Indicators (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	$ 362,029	$ 353,192
One-to-Four-Family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	31,913	30,216
One-to-Four-Family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	2,571	3,698
One-to-Four-Family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	7,848	12,993
One-to-Four-Family Residential [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	92,009	111,029
One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	134,341	157,936
Multifamily Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	25,634	16,695
Multifamily Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,078
Multifamily Residential [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	7	17
Multifamily Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	25,641	20,790
Nonfarm Nonresidential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	151,123	117,604
Nonfarm Nonresidential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	5,032	7,445
Nonfarm Nonresidential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	4,510	12,045
Nonfarm Nonresidential [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	769	920
Nonfarm Nonresidential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	161,434	138,014
Construction and Land Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	11,191	5,298
Construction and Land Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	386	867
Construction and Land Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	4,087	4,934
Construction and Land Development [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	2,708	3,452
Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	18,372	14,551
Commercial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	16,907	15,127
Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		340
Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	362	425
Commercial Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	145	191
Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	17,414	16,083
Consumer Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	161	159
Consumer Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	14	45
Consumer Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	4,652	5,614
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	4,827	5,818
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	236,929	185,099
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	7,989	12,350
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	16,821	34,520
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	$ 100,290	$ 121,223